Financial instruments fair value risk - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Financial Instruments [Line Items]
Comprehensive income	€ 527	€ 370
Financial assets at fair value through profit or loss
Derivatives	(168)	(321)
Fair value
Disclosure of Detailed Information about Financial Instruments [Line Items]
Comprehensive income	527	370
Financial assets at fair value through profit or loss
Derivatives	289	158
Derivatives assets, reported within trade receivables	161	78
Derivatives financial liabilities reported within trade receivables hedge trading activities	(51)	(103)
Fair value | Other Financial Assets
Financial assets at fair value through profit or loss
Financial assets	741	628
Fair value | Level 1
Disclosure of Detailed Information about Financial Instruments [Line Items]
Comprehensive income	6	5
Financial assets at fair value through profit or loss
Derivatives	0	0
Fair value | Level 1 | Other Financial Assets
Financial assets at fair value through profit or loss
Financial assets	331	300
Fair value | Level 2
Disclosure of Detailed Information about Financial Instruments [Line Items]
Comprehensive income	3	3
Financial assets at fair value through profit or loss
Derivatives	289	158
Fair value | Level 2 | Other Financial Assets
Financial assets at fair value through profit or loss
Financial assets	0	0
Fair value | Level 3
Disclosure of Detailed Information about Financial Instruments [Line Items]
Comprehensive income	518	362
Financial assets at fair value through profit or loss
Derivatives	0	0
Fair value | Level 3 | Other Financial Assets
Financial assets at fair value through profit or loss
Financial assets	410	328
Fair value | Financial liabilities
Financial assets at fair value through profit or loss
Derivatives	(235)	(418)
Contingent consideration	(180)	(140)
Fair value | Financial liabilities | Level 1
Financial assets at fair value through profit or loss
Derivatives	0	0
Contingent consideration	0	0
Fair value | Financial liabilities | Level 2
Financial assets at fair value through profit or loss
Derivatives	(235)	(418)
Contingent consideration	0	0
Fair value | Financial liabilities | Level 3
Financial assets at fair value through profit or loss
Derivatives	0	0
Contingent consideration	€ (180)	€ (140)